Label	Element	Value
Walden SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000882748_SupplementTextBlock	The Boston Trust & Walden Funds One Beacon Street Boston, MA 02108 Walden SMID Cap Fund (WASMX) Supplement dated September 16, 2016 to the Prospectus dated August 1, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Walden SMID Cap Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Walden SMID Cap Fund: the performance table appearing on page 18 of the Prospectus is restated as follows:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 282-8782
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements such as a 401(k) plan or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements such as a 401(k) plan or individual retirement account.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated August 1, 2016 with respect to the Walden Midcap Fund and Walden SMID Cap Fund.  These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Funds toll-free at 1-(800) 282-8782, ext. 7050.

Please retain this supplement for future reference.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2015)
Walden SMID Cap Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2012
Walden SMID Cap Fund | Walden SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2012
Walden SMID Cap Fund | Walden SMID Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Walden SMID Cap Fund | Walden SMID Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%